Retirement-Related Benefits (Tables)	12 Months Ended
Jan. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Costs of Retirement Plans [Table Text Block]
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2014, 2013 and 2012:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Defined contribution plans:
U.S.	$877	$818	$752
International	165	166	230
Defined benefit plans:
International	20	26	54
Total contribution expense for retirement-related benefits	$1,062	$1,010	$1,036